FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Jan. 02, 2021
Other Derivatives
Fair value and balance sheet locations of derivatives
The following table shows the fair value and balance sheet locations of other derivatives as of January 2, 2021 and December 28, 2019:

	Asset			Liability
(In millions)	Balance Sheet Location	2020	2019	Balance Sheet Location	2020	2019
Foreign exchange contracts	Other current assets	$5.1	$4.8	Other current liabilities	$8.4	$4.7
Commodity contracts	Other current assets	.1	–	Other current liabilities	.1	–
		$5.2	$4.8		$8.5	$4.7

Components of the net gains (losses) recognized in income related to other derivative instruments, which are not designated as hedging instruments

(In millions)	Statements of Income Location	2020	2019	2018
Foreign exchange contracts	Cost of products sold	$1.9	$(1.5)	$4.5
Foreign exchange contracts	Marketing, general and administrative expense	(14.2)	3.5	(27.0)
		$(12.3)	$2.0	$(22.5)

Net Investment Hedge
Components of the gain (loss), before tax, recognized in Accumulated other comprehensive loss related to the net investment hedge

(In millions)	2020	2019	2018
Foreign currency denominated debt	$–	$6.8	$1.3